Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transaction [Line Items]
Schedule of Related Party Transactions [Table Text Block]
The balances due to related parties were as follows:

	December 31, 2018	December 31, 2017

Dr. Henglong Chen and its affiliates *	$1,227,773	$240,462
Mr. Yulong Chen, a shareholder of the Company	-	1,537,000
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and CEO of the Company	874,402	1,217,766
Total	$2,102,175	$2,995,228

*
Dr. Henglong Chen is the original shareholder of Shangchi Automobile (formerly known as Suzhou E-Motors) (Note 4). The Company acquired his
70%
equity interest in Shangchi Automobile and issued
2,500,000
restricted shares of Tantech’s common stock to him in connection with the acquisition of Shangchi Automobile. As of December 31, 2018 and 2017, Dr. Henglong Chen and its affiliates advanced $1,227,773 and $240,462 to the Company for its working capital purpose, respectively.